Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Cash and cash equivalents	$ 49,157,571	$ 11,292,039
Restricted cash	11,141,496	6,344,666
Interest receivable	4,121,486	3,342,038
Available-for-sale Securities, Fair Value Disclosure Held in Trust	378,423,092	216,371,801
Available-for-sale Securities	70,601,045	68,946,370
Public housing capital fund trusts, at fair value	61,263,123	62,056,379
Mortgage backed securities, at fair value	14,841,558	37,845,661
Real estate assets: (Note 6)
Land and land improvements	13,753,493	9,245,592
Buildings and improvements	110,706,173	90,253,256
Real estate assets before accumulated depreciation	124,459,666	99,498,848
Accumulated depreciation	(14,108,154)	(9,386,811)
Net real estate assets	110,351,512	90,112,037
Other assets (Note 7)	31,134,319	24,173,614
Assets held for sale (Note 10)	13,204,015	13,748,427
Total assets	744,239,217	534,233,032
Liabilities
Accounts payable, accrued expenses and other liabilities	4,123,346	4,963,653
Distribution payable	7,617,390	6,446,076
Debt financing	345,359,000	257,274,000
Mortgages payable	76,707,834	57,087,320
Bond Purchase Commitment - Fair Market Value Adjustment - Liability	0	4,852,177
Liabilities of discontinued operations (Note 10)	503,743	487,041
Total Liabilities	$ 434,311,313	$ 331,110,267
Commitments and Contingencies (Note 15)
Partners' Capital
General Partner	$ 578,238	$ 16,671
Beneficial Unit Certificate holders	330,457,117	223,573,312
Unallocated deficit of Consolidated VIEs	(21,091,456)	(20,455,896)
Total Partners' Capital	309,943,899	203,134,087
Noncontrolling interest	(15,995)	(11,322)
Total Capital	309,927,904	203,122,765
Total Liabilities and Partners' Capital	$ 744,239,217	$ 534,233,032